Simplify Tara India Opportunities ETF
Schedule of Investment
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks – 93.7%
Communication Services – 10.5%
Bharti Airtel Ltd. ............................................................ 26,909 $ 569,282
INFO Edge India Ltd. ....................................................... 23,955 353,246
922,528
Consumer Discretionary – 32.4%
Bajaj Auto Ltd. ............................................................. 4,267 417,070
Eternal Ltd.* ............................................................... 184,617 676,807
Gabriel India Ltd. ........................................................... 26,750 355,929
Indian Hotels Co. Ltd. (The), Class A ........................................... 21,000 170,363
Tata Motors Ltd. ........................................................... 50,898 389,923
Titan Co. Ltd. .............................................................. 11,201 424,758
UNO Minda Ltd. ........................................................... 28,295 413,899
2,848,749
Consumer Staples – 19.7%
Avenue Supermarts Ltd., 144A*(a) ............................................. 8,081 407,323
Bikaji Foods International Ltd. ................................................. 12,884 107,983
Britannia Industries Ltd. ..................................................... 6,078 410,112
ITC Ltd. .................................................................. 95,893 433,679
Marico Ltd. ................................................................ 46,738 367,108
1,726,205
Financials – 9.2%
ICICI Bank Ltd. ............................................................ 25,101 381,086
Kotak Mahindra Bank Ltd. .................................................... 19,108 428,844
809,930
Health Care – 7.5%
Apollo Hospitals Enterprise Ltd. ............................................... 4,449 371,248
JB Chemicals & Pharmaceuticals Ltd. .......................................... 14,919 287,278
658,526
Industrials – 12.8%
Craftsman Automation Ltd. ................................................... 5,871 449,208
Havells India Ltd. ........................................................... 11,126 188,214
Indian Railway Catering & Tourism Corp. Ltd. .................................... 21,908 172,819
Titagarh Rail System Ltd. .................................................... 17,036 167,475
Triveni Turbine Ltd. ......................................................... 25,135 146,908
1,124,624
Materials – 1.6%
Gravita India Ltd. ........................................................... 7,723 136,544
Total Common Stocks (Cost $8,704,872) ............................................ 8,227,106
Money Market Fund – 6.0%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 3.98%(b)
(Cost $524,084) .......................................................... 524,084 524,084
Total Investments – 99.7%
(Cost $9,228,956) .............................................................. $ 8,751,190
Other Assets in Excess of Liabilities – 0.3% ............................................ 29,858
Net Assets – 100.0% ............................................................. $ 8,781,048

Simplify Tara India Opportunities ETF
Schedule of Investment
(Continued)
September 30, 2025 (Unaudited)
2
* Non Income Producing
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $407,323, which represents 4.6% of net assets as of September 30, 2025.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
Common Stocks .............................................................................. 93.7%
Money Market Fund ........................................................................... 6.0%
Total Investments ............................................................................. 99.7%
Other Assets in Excess of Liabilities ............................................................... 0.3%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.